VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Preferred Stocks—0.6%
Brazil—0.3%
Metalurgica Gerdau S.A., 8.720%	57,800	$ 142
Chile—0.3%
Embotelladora Andina S.A., 13.830%	46,191	113
Total Preferred Stocks (Identified Cost $242)		255

Common Stocks—92.4%
Australia—3.0%
Iluka Resources Ltd.	84,884	551
JB Hi-Fi Ltd.	18,530	529
Sierra Rutile Holdings Ltd.(1)	16,839	3
Super Retail Group Ltd.	47,227	344
		1,427

Austria—1.4%
AT&S Austria Technologie & Systemtechnik AG	4,463	153
Raiffeisen Bank International AG(1)	9,220	152
Wienerberger AG	16,000	386
		691

Belgium—0.4%
Elia Group S.A.	1,204	171
Bermuda—0.7%
Kunlun Energy Co., Ltd.	456,000	325
Brazil—1.2%
JBS S.A.	86,900	362
Tupy S.A.	43,200	224
		586

Canada—6.7%
Boardwalk Real Estate Investment Trust	6,677	244
Capital Power Corp.	26,836	918
Dream Industrial Real Estate Investment Trust	29,944	258
Granite Real Estate Investment Trust	5,801	296
H&R Real Estate Investment Trust	26,569	238
Parex Resources, Inc.	15,457	230
Russel Metals, Inc.	13,772	293
TFI International, Inc.	7,340	735
		3,212

China—1.8%
BAIC Motor Corp., Ltd. Class H	345,500	92
	Shares	Value

China—continued
Bank of Jiangsu Co., Ltd. Class A	480,062	$ 503
China Coal Energy Co., Ltd. Class H	338,000	275
		870

Denmark—1.7%
D/S Norden A/S	6,136	369
Dfds A/S	4,095	151
Pandora A/S	4,554	320
		840

France—2.4%
Gaztransport Et Technigaz S.A.	4,938	527
Ipsen S.A.	5,594	602
		1,129

Germany—3.0%
Aurubis AG	1,528	125
HUGO BOSS AG	22,269	1,291
		1,416

Greece—0.6%
Mytilineos S.A.	13,945	303
Hungary—0.6%
Richter Gedeon Nyrt	12,261	273
Indonesia—1.5%
Bukit Asam Tbk PT	821,600	195
Indo Tambangraya Megah Tbk PT	136,400	342
Matahari Department Store Tbk PT	577,800	176
		713

Israel—2.6%
ICL Group Ltd.	54,643	396
Mizrahi Tefahot Bank Ltd.	26,043	844
		1,240

Italy—2.5%
A2A SpA	378,364	504
Banca Mediolanum SpA	71,721	599
Saras SpA(1)	97,016	119
		1,222

Japan—20.3%
Citizen Watch Co., Ltd.	327,500	1,480
Cosmo Energy Holdings Co., Ltd.	41,100	1,093
DTS Corp.	12,400	282
Ebara Corp.	10,100	363
GungHo Online Entertainment, Inc.(1)	9,400	153
H.U. Group Holdings, Inc.	23,900	525
	Shares	Value

Japan—continued
H2O Retailing Corp.	69,800	$ 686
Hanwa Co., Ltd.	28,200	805
Idemitsu Kosan Co., Ltd.	29,400	688
Japan Excellent, Inc.	118	118
Kanematsu Corp.	36,500	417
Mazda Motor Corp.	80,400	616
Mitsubishi Motors Corp.(1)	154,200	599
Nippon Yusen KK	9,500	225
Onward Holdings Co., Ltd.	103,100	243
SCREEN Holdings Co., Ltd.	2,100	135
Senko Group Holdings Co., Ltd.	52,400	385
Sojitz Corp.	21,800	417
Takashimaya Co., Ltd.	18,200	256
Visional, Inc.(1)	4,000	266
		9,752

Jersey—0.7%
WNS Holdings Ltd. ADR(1)	4,117	329
Mauritius—0.5%
Golden Agri-Resources Ltd.	1,382,900	258
Mexico—1.3%
Arca Continental SAB de C.V.	78,600	638
Netherlands—6.4%
ABN AMRO Bank N.V. CVA GDR	41,446	574
AMG Advanced Metallurgical Group N.V.	8,183	301
ASR Nederland N.V.	11,031	524
Fugro N.V.(1)	9,877	118
OCI N.V.	16,050	574
Randstad N.V.	15,932	972
		3,063

Norway—0.5%
Elkem ASA(1)	65,991	237
Portugal—2.1%
Jeronimo Martins SGPS S.A.	46,867	1,012
Singapore—2.1%
First Resources Ltd.	330,900	366
Sembcorp Industries Ltd.	127,500	322
Yangzijiang Shipbuilding Holdings Ltd.	301,400	306
		994

South Africa—1.4%
African Rainbow Minerals Ltd.	6,245	106
Astral Foods Ltd.	19,264	185
Nedbank Group Ltd.	16,404	205
Truworths International Ltd.	55,428	179
		675

See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
	Shares	Value

South Korea—5.7%
Cheil Worldwide, Inc.	25,165	$ 461
Doosan Bobcat, Inc.	14,917	411
Hyundai Marine & Fire Insurance Co., Ltd.	24,005	561
JB Financial Group Co., Ltd.	36,616	230
KT Corp.(1)	16,241	436
LX International Corp.	16,328	441
Woori Financial Group, Inc.	21,744	200
		2,740

Spain—1.9%
Cia de Distribucion Integral Logista Holdings S.A.	35,263	891
Sweden—1.8%
Billerud AB	28,129	343
SSAB AB Class A	72,019	393
Swedish Orphan Biovitrum AB(1)	5,912	122
		858

Switzerland—1.3%
Cembra Money Bank AG	2,511	209
u-blox Holding AG(1)	3,451	411
		620

Taiwan—3.9%
Aerospace Industrial Development Corp.	299,000	348
SinoPac Financial Holdings Co., Ltd.	504,370	275
Sitronix Technology Corp.	63,000	364
Taichung Commercial Bank Co., Ltd.	1,705,000	710
TaiDoc Technology Corp.	30,000	180
		1,877

Thailand—1.0%
Chularat Hospital PCL Foreign Shares	4,586,600	487
Turkey—0.3%
BIM Birlesik Magazalar AS	21,912	160
	Shares	Value

United Kingdom—9.1%
Beazley plc	70,862	$ 582
Centrica plc	925,862	1,080
Computacenter plc	26,403	610
Greggs plc	17,788	505
OSB Group plc	139,445	809
Pagegroup plc	116,027	647
SThree plc	24,823	121
		4,354

United States—2.0%
Vishay Intertechnology, Inc.	17,528	378
Warrior Met Coal, Inc.	16,172	560
		938

Total Common Stocks (Identified Cost $42,910)		44,301

Exchange-Traded Fund—4.2%
iShares MSCI India Small-Cap ETF	39,030	2,020
Total Exchange-Traded Fund (Identified Cost $2,039)		2,020

Total Long-Term Investments—97.2% (Identified Cost $45,191)		46,576

Short-Term Investment—1.9%
Money Market Mutual Fund—1.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.033%)(2)	928,804	929
Total Short-Term Investment (Identified Cost $929)		929

TOTAL INVESTMENTS—99.1% (Identified Cost $46,120)		$47,505
Other assets and liabilities, net—0.9%		439
NET ASSETS—100.0%		$47,944
Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
GDR	Global Depositary Receipt
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
Japan	21%
United Kingdom	9
United States	8
Canada	7
South Korea	6
Netherlands	6
Taiwan	4
Other	39
Total	100%
† % of total investments as of December 31, 2022.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$44,301	$44,301
Preferred Stocks	255	255
Exchange-Traded Fund	2,020	2,020
Money Market Mutual Fund	929	929
Total Investments	$47,505	$47,505
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS International Small-Cap Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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